Financial Risk Management - Schedule of Expected Credit Losses Reflect Forward-Looking Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of provision matrix [line items]
Financial assets	₩ 16,177,370	₩ 15,315,773
Less than 6 months
Disclosure of provision matrix [line items]
Expected credit loss rate	6.49%	6.08%
7-12 months
Disclosure of provision matrix [line items]
Expected credit loss rate	31.77%	32.37%
More than 1 years
Disclosure of provision matrix [line items]
Expected credit loss rate	59.34%	60.55%
Total carrying amounts
Disclosure of provision matrix [line items]
Financial assets	₩ 3,531,028	₩ 3,430,570
Total carrying amounts | Less than 6 months
Disclosure of provision matrix [line items]
Financial assets	3,196,965	3,086,024
Total carrying amounts | 7-12 months
Disclosure of provision matrix [line items]
Financial assets	67,830	59,092
Total carrying amounts | More than 1 years
Disclosure of provision matrix [line items]
Financial assets	266,233	285,454
Provision for impairment
Disclosure of provision matrix [line items]
Financial assets	(387,029)	(379,626)
Provision for impairment | Less than 6 months
Disclosure of provision matrix [line items]
Financial assets	(207,487)	(187,649)
Provision for impairment | 7-12 months
Disclosure of provision matrix [line items]
Financial assets	(21,551)	(19,128)
Provision for impairment | More than 1 years
Disclosure of provision matrix [line items]
Financial assets	₩ (157,991)	₩ (172,849)